2. Property and Equipment (June 2017) (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2016	Sep. 30, 2015
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 3,800	$ 3,800	$ 11,400	$ 11,400	$ 17,625	$ 289